Accounts Receivable, Net - Disclosure of Aging of Past Due But Not Impaired (Days Outstanding) (Detail) - Trade receivables [member] - Financial assets past due but not impaired [member] - MXN ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable , past due but not impaired	$ 2,074	$ 2,365
60-90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable , past due but not impaired	599	610
90-120 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable , past due but not impaired	269	216
120+ days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable , past due but not impaired	$ 1,206	$ 1,539